Summary of (loss) income before income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total loss before income taxes	$ (22,727)	$ (8,477)	$ (4,723)
Germany [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	(16,756)	(4,383)	(2,042)
Canada [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	(5,679)	(3,860)	(2,463)
United states [member]
IfrsStatementLineItems [Line Items]
Total loss before income taxes	$ (292)	$ (234)	$ (218)